Revenue Classified by Significant Product and Service Offerings (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Revenue from External Customer [Line Items]
Revenue	$ 22,180	$ 21,729	$ 26,470	$ 23,201	$ 23,382	$ 20,403	$ 24,519	$ 18,529	$ 93,580	$ 86,833	$ 77,849
Commercial Cloud
Revenue from External Customer [Line Items]
Revenue									$ 5,800	$ 2,800	$ 1,300